Jeffrey L Traum became an insider on 3/27/25 - filing made on 4/17/25

Melanie Dow became an insider on 3/27/25 - filing made on 5/14/25

Brian Margulies became an insider on 3/27/25 - filing made on 5/14/25

Shuang Wu became an insider on 3/27/25 - filing made on 5/21/25